Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities.
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,	January 1,
	2023	2022	2022
	$	$	$
Trade payables	195,814	1,293,807	323,961
Accrued liabilities	87,614	151,406	228,987
Total	283,428	1,445,213	552,948